New York Tax-Free Money Fund
New York Tax-Free Money Fund
Investment Objective
The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal, New York State, and New York City income taxes.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (USD $)		New York Tax-Free Money Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee		none
Maximum account fee	[1]	20
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		New York Tax-Free Money Fund
Management fees		0.40%
Distribution and service (12b-1) fees		none
Other expenses		0.24%
Total annual fund operating expenses		0.64%
Fee waiver/expense reimbursement	[1]	0.09%
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	0.55%
[1]	T. Rowe Price Associates, Inc. has agreed (through June 30, 2013) to waive its fees and/or bear any expenses (excluding interest, taxes, brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund's ratio of expenses to average net assets to exceed 0.55%. Termination of the agreement would require approval by the fund's Board of Trustees.Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund's expense ratio is below 0.55%. However, no reimbursement will be made after June 30, 2013, or if it would result in the expense ratio exceeding 0.55%.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year the fund's operating expenses remain the same, and the expense limitation currently in place is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
New York Tax-Free Money Fund	56	183	335	778

Investments, Risks, and Performance Principal Investment Strategies
The fund will invest at least 65% of its total assets in New York municipal securities, and at least 80% of the fund's income is expected to be exempt from federal, New York State, and New York City income taxes. The fund is a money fund managed in compliance with Rule 2a-7 underthe Investment Company Act of 1940. The fund is managed to provide a stable share price of $1.00 by investing in high-quality municipal money market securities.The fund's weighted average maturity will not exceed 60 days, its weighted average life will not exceed 120 days, and the fund will not purchase any security with a maturity longer than what is permitted under Rule 2a-7.When calculating its weighted average maturity , a fund may shorten its maturity by using the interest rate resets of certain adjustable rate securities. A fund may not take into account these resets when calculating its weighted average life.

 The fund's yield will fluctuate with changes in short-term interest rates. The fund buys securities within the two highest short-term rating categories assigned by established credit rating agencies or, if unrated, deemed to be of comparable quality by T. Rowe Price. All securities purchased by the fund will present minimal credit risk in the opinion of T. Rowe Price. In selecting securities for the fund, the portfolio manager may examine relationships among yields of various types and maturities of money market securities in the context of interest rate outlooks. Up to 20% of the fund's income could be derived from securitiesthat are subject to the alternative minimum tax .

The fund may invest a significant portion of assets in securities that are not general obligations of the state. These may be issued by local governments or public authorities and are rated according to their particular creditworthiness, which may vary from the state's general obligation securities. From time to time, the fund may invest a significant portion of its assets in sectors with special risks, such as hospital, electric utility, or private activity bonds.

 The fund may also invest in obligations of the commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) whose interest is exempt from federal, New York State, and New York City income taxes. These securities are generally purchased when they offer a comparably attractive combination of risk and return.

Due to seasonal variations in the supply of suitable New York municipal securities, the fund may invest in other municipal securities whose interest is exempt from federal but not New York income taxes. While effortswill be made to minimize such investments, they could compriseup to 10% of the fund's annual income.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity, duration, or credit quality or to shift assets into and out of higher-yielding securities.

Principal Risks

As with any mutual fund, there can be no guarantee the fund will achieve its objective. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporationor any other government agency. Recently, money market funds have experienced significant pressures from shareholder redemptions, issuer credit downgrades , illiquid markets , and historically low yields on the securities they can hold. There have been a very small number of money market funds in other fund complexes that have "broken the buck," which means that the fund's investors did not receive $1.00 per share for their investment in those funds. You should be aware that the fund's investment adviser is under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund.The potential for realizing a loss of principal in the fund could derive from:

Credit risk  This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. Rule 2a-7 under the Investment Company Act of 1940 requires that money market funds invest in securities rated in the highest two credit categories. However, the credit quality of the securities held by the fund may change rapidly in certain market environments.

Interest rate risk  This is the risk that a decline in interest rates will lower a fund's yield, or that a rise in the overall level of interest rates will cause a decline in the pricesof fixed income securities held by a fund.The fund's yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This is a disadvantage when interest rates are falling because the fund would have to reinvest at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or yields on par with historical levels. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund's yield and the fund's investment adviser may choose to discontinue its voluntary waiver of the fund's management fee at any time.

Municipal securities risk  The fund will be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers. Income from municipal securities held by the fund could be declared taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipal security issuer. In addition, a portion of the fund's otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax.Any fund investments in obligations of Puerto Rico or U.S. territories involve additional credit and tax risk s.

Certain sectors of the municipal bond market have special risks that can impact such sectors more significantly than the market as a whole. For example, health care can be hurt by rising expenses and dependency on third party reimbursements, electric utilities are subject to governmental rate regulation, and private activity bonds rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support.

State -specific risk  This refers to the risk that developments in New York will adversely affect the securities held by the fund. Because the fund invests primarily in securities issued by New York and its municipalities, it is more vulnerable to unfavorable developments in New York than are funds that invest in municipal securities of many states. Adverse developments in an economic sector may have far-reaching impacts on the overall New York municipal securities market. A bond default or credit rating downgrade, or even negative perceptions of the ability to make timely bond payments, involving only a small number of New York municipal securities issuers could affect the market values and marketability of all New York municipal securities.

As of May1, 2011, the state of New York's general obligation debt was rated Aa2 by Moody's, AA by Standard & Poor's (S&P), and AA by Fitch. All three rating agencies have assignedstable outlooks for the state.

Liquidity risk  This is the risk that the fund may not be able to sell a security in a timely mannerat a desired price . The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, which could cause the fund to liquidate its assets at inopportune times or at a depressed value and affect the fund's ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations. The secondary market for certain municipal bonds tends to be less developed and liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next . The fund's past performance is not ecessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

New York Tax-Free Money Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/07	0.80%
Worst Quarter	12/31/10	0.00%
The fund's return for the three months ended 3/31/11was 0.00%.
Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns -	1 Year	5 Years	10 Years
New York Tax-Free Money Fund	0.01%	1.57%	1.42%
New York Tax-Free Money Fund Lipper New York Tax-Exempt Money Market Funds Average	0.03%	1.59%	1.40%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.